Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying amount
Other financial assets	€ 1,984	€ 2,145
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
FINANCIAL RISK FACTORS
Notional amount	750
Carrying amount
Other financial assets	10
Other financial liabilities	0
Change in value used for calculating hedge ineffectiveness	10
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
FINANCIAL RISK FACTORS
Notional amount	535
Carrying amount
Other financial assets	1
Other financial liabilities	(3)
Change in value used for calculating hedge ineffectiveness	€ (2)